Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Assets And Liabilities [Line Items]
Assets recognised from costs to obtain or fulfil contracts with customers with indefinite durations				€ 95
Allocation to profit or loss for assets recognised from costs to obtain or fulfil contracts with customers with indefinite durations				7
Transfers				(551)	€ (15)
Telefónica United Kingdom | Non-current assets and disposal groups classified as held for sale
Contract Assets And Liabilities [Line Items]
Transfers				318
Telefónica United Kingdom | Liabilities associated with non-current assets and disposal groups classified as held for sale
Contract Assets And Liabilities [Line Items]
Transfers				€ 529
Forecast
Contract Assets And Liabilities [Line Items]
Allocation to profit or loss for assets recognised from costs to obtain or fulfil contracts with customers with indefinite durations	€ 19	€ 28	€ 29
Minimum
Contract Assets And Liabilities [Line Items]
Period for allocation to profit or loss for assets recognised from costs to obtain or fulfil contracts with customers with indefinite durations				3 years
Maximum
Contract Assets And Liabilities [Line Items]
Period for allocation to profit or loss for assets recognised from costs to obtain or fulfil contracts with customers with indefinite durations				5 years